Income Taxes - Summary of Tax Provision (Benefit) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
U.S. federal
Current	$ 0	$ 0
Deferred	(2,065,000)	(534,000)
State and local
Current	0	0
Deferred	(571,000)	(538,000)
Total	(2,636,000)	(1,072,000)
Deferred tax expense related to tax law change		2,909,000
Change in valuation allowance	2,636,000	(1,837,000)
Income tax provision	$ 0	$ 0